Convertible Notes Payables - Schedule of Measurement Inputs (Details) - Convertible Notes [Member] - $ / shares				1 Months Ended	12 Months Ended
	Nov. 30, 2025	Jul. 12, 2025	Jun. 12, 2025	Sep. 03, 2025	Dec. 31, 2025
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)	$ 5.92	$ 21.43	$ 10	$ 9.66	$ 1.92
Volatility (in Dollars per share)	$ 60	$ 45	$ 45	$ 65	$ 70
Discount Rate	20.00%	40.00%	40.00%	20.00%	20.00%
Risk free rate of return	3.73%	4.32%	4.20%	3.62%
Term to maturity (years)	1 year	4 months 24 days	1 month 13 days	1 year
Minimum [Member]
Schedule of Measurement Inputs [Line Items]
Risk free rate of return					3.48%
Term to maturity (years)					8 months 4 days
Maximum [Member]
Schedule of Measurement Inputs [Line Items]
Risk free rate of return					3.52%
Term to maturity (years)					10 months 13 days